UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21279
The Merger Fund® VL
(Exact name of registrant as specified in charter)

One Financial Plaza
Hartford, CT 06103

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-367-5877
Date of fiscal year end:
Dec 31
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Merger Fund® VL
Class I / MERVX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the The Merger Fund® VL (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® VL Class I	$79	1.58%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$33,488
Total number of portfolio holdings	486
Portfolio turnover rate as of the end of the reporting period	87%
DEAL COMPOSITION
Type of Buyer
Strategic	90.6%
Financial	9.4%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	72.0%
Stock with Fixed Exchange Ratio	20.0%
Cash and Stock	8.0%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2024.
Asset Allocation(1)
Financials	22%
Energy	21%
Health Care	14%
Information Technology	13%
Materials	11%
Industrials	7%
Communication Services	6%
Consumer Discretionary	5%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

Item 1. Reports to Stockholders.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable,

Item 6. Investments.

(a) Refer to Item 7a.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
The Merger Fund® VL

June 30, 2024
The Merger Fund® VL

Not FDIC Insured • No Bank Guarantee • May Lose Value

The Merger Fund® VL
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Fund files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

THE MERGER FUND® VL
KEY INVESTMENT TERMS (Unaudited)
June 30, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an
MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
Overnight Bank Funding Rate (“OBFR”)
The overnight bank funding rate is a measure of wholesale, unsecured, overnight bank funding costs. It is calculated using federal funds transactions, certain Eurodollar transactions, and certain domestic deposit transactions.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Standard & Poor’s Depositary Receipt (“SPDR®”)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Special Purpose Acquisition Company (“SPAC”)
A SPAC is a company that has no commercial operations and is formed strictly to raise capital through an initial public offering for the purpose of acquiring or merging with an existing company.

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—1.3%
Communication Services—0.4%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 126	$ 121
Health Care—0.6%
Cerevel Therapeutics Holdings, Inc. 144A 2.500%, 8/15/27(2)	191	210
Information Technology—0.3%
Perficient, Inc. 0.125%, 11/15/26	97	94
Total Convertible Bonds and Notes (Identified Cost $423)		425

Corporate Bonds and Notes—7.3%
Communication Services—0.5%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(2)	96	93
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	65	59
		152

Consumer Discretionary—1.2%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	163	160
Michael Kors USA, Inc. 144A 4.250%, 11/1/24(2)	238	235
		395

Consumer Staples—0.3%
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(2)	72	72
144A 10.750%, 6/30/32(2)	36	35
		107

Energy—2.9%
California Resources Corp. 144A 7.125%, 2/1/26(2)	268	268
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(2)	631	633
CrownRock LP 144A 5.625%, 10/15/25(2)	77	77
		978

Financials—1.1%
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	13	13
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	51	52
	Par Value	Value

Financials—continued
Summit Midstream Holdings LLC 144A 10.000%, 10/15/26(2)(3)	$ 308	$ 317
		382

Health Care—1.0%
Catalent Pharma Solutions, Inc.
144A 3.125%, 2/15/29(2)	140	134
144A 3.500%, 4/1/30(2)	190	182
		316

Information Technology—0.3%
Alteryx, Inc. 144A 8.750%, 3/15/28(2)	103	105
Materials—0.0%
Big River Steel LLC 144A 6.625%, 1/31/29(2)	13	13
Total Corporate Bonds and Notes (Identified Cost $2,457)		2,448

Leveraged Loans—2.1%
Aerospace—1.2%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.250%) 9.592%, 1/15/27(3)(4)	399	401
Health Care—0.2%
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 8.344%, 2/22/28(3)	75	75
Information Technology—0.5%
Nuvei Technologies Corp. (1 month Term SOFR + 3.000%) 8.444%, 12/19/30(3)	149	149
Media / Telecom - Telecommunications—0.2%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 12.335%, 5/13/27(3)	69	67
Total Leveraged Loans (Identified Cost $694)		692

Shares
Common Stocks—54.2%
Communication Services—4.7%
Endeavor Group Holdings, Inc. Class A (5)	58,160	1,572
	Shares	Value
Communication Services—continued
GCI Liberty, Inc. Escrow Share(6)	1,015	$ —(7)
		1,572

Consumer Discretionary—1.8%
Capri Holdings Ltd.(5)(6)	14,256	472
Vizio Holding Corp. Class A(6)	13,072	141
		613

Consumer Staples—0.8%
Albertsons Cos., Inc. Class A(5)	13,579	268
Energy—15.8%
ChampionX Corp.	16,264	540
Diamond Offshore Drilling, Inc.(6)	127	2
Equitrans Midstream Corp.	62,970	817
Hess Corp.(5)	19,368	2,857
Marathon Oil Corp.	8,963	257
Noble Corp. plc	84	4
SilverBow Resources, Inc.(6)	1,737	66
Southwestern Energy Co.(6)	110,957	747
		5,290

Financials—2.0%
Acropolis Infrastructure(6)(8)	3,967	—
Heartland Financial USA, Inc.	1,584	71
Independent Bank Group, Inc.	2,564	117
National Western Life Group, Inc. Class A	413	205
Nuvei Corp.	8,286	268
		661

Health Care—10.7%
ABIOMED, Inc.(6)(8)	814	2
Amedisys, Inc.(6)	11,135	1,022
Axonics, Inc.(6)	13,124	882
Catalent, Inc.(6)	12,106	681
Cerevel Therapeutics Holdings, Inc.(6)	7,995	327
Inhibrx Biosciences, Inc.(6)	612	9
Inhibrx, Inc.(6)	2,449	3
Olink Holding AB ADR(6)	20,961	534
Silk Road Medical, Inc.(6)	4,237	114
		3,574

Industrials—5.3%
Encore Wire Corp.	1,242	360
McGrath RentCorp.	6,296	671
Stericycle, Inc.(6)	12,665	736
		1,767

Information Technology—4.5%
ANSYS, Inc.(6)	956	307
HashiCorp, Inc. Class A(6)	18,832	635
See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Information Technology—continued
Juniper Networks, Inc.	15,862	$ 578
		1,520

Materials—8.4%
Haynes International, Inc.	5,716	335
United States Steel Corp.(5)	28,732	1,086
Westrock Co.	27,906	1,403
		2,824

Utilities—0.2%
Atlantica Sustainable Infrastructure plc	2,580	56
Total Common Stocks (Identified Cost $18,353)		18,145

Rights—0.0%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(6)(8)	1,848	1
Health Care—0.0%
Akouos, Inc., 12/31/49(6)	4,144	4
Bristol-Myers Squibb Co., 12/31/35(6)(8)	6,945	10
		14

Total Rights (Identified Cost $—)		15

Warrants—0.0%
Communication Services—0.0%
Akazoo S.A., 12/31/35(6)(8)	2,642	—
BuzzFeed, Inc., 12/01/26(6)	1,643	—(7)
		—(7)

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(6)	870	—(7)
CEC Brands LLC, 12/31/25(6)(8)	2,163	7
ECARX Holdings, Inc., 12/21/27(6)	1,150	—(7)
Grove Collaborative Holdings, 06/16/27(6)	1,063	—(7)
Zapp Electric Vehicles Group Ltd., 03/03/28(6)	2,322	—(7)
		7

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(6)	1,756	—(7)
Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(6)	900	—
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(6)	9,342	2
	Shares	Value

Financials—continued
Alchemy Investments Acquisition Corp. 1, 06/26/28(6)	2,148	$ —(7)
AltEnergy Acquisition Corp., 11/10/28(6)	800	—(7)
Ares Acquisition Corp. II, 06/12/28(6)	3,918	1
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(6)	740	—(7)
Cartesian Growth Corp II, 07/12/28(6)	873	—(7)
Corner Growth Acquisition Corp., 12/31/27(6)	895	—(7)
EVe Mobility Acquisition Corp., 12/31/28(6)	934	—(7)
FTAC Emerald Acquisition Corp., 08/22/28(6)	2,643	—(7)
GCM Grosvenor, Inc. Class A, 11/17/25(6)	1,355	1
Goal Acquisitions Corp., 02/11/26(6)	8,032	—(7)
Haymaker Acquisition Corp. 4, 09/12/28(6)	1,464	—(7)
Inflection Point Acquisition Corp. II, 07/17/28(6)	1,719	—(7)
Iron Horse Acquisitions Corp., 02/16/29(6)	2,326	—(7)
Israel Acquisitions Corp., 02/28/28(6)	2,345	—(7)
Keen Vision Acquisition Corp., 09/15/28(6)	6,597	1
Legato Merger Corp. III, 03/28/29(6)	2,212	—(7)
Moneylion, Inc., 06/01/27(6)	11,485	1
Nabors Energy Transition Corp. II, 09/05/28(6)	2,269	—(7)
Newbury Street Acquisition Corp., 12/31/27(6)	419	—(7)
Pear Therapeutics, Inc., 12/03/26(6)	100	—
Pyrophyte Acquisition Corp., 05/03/28(6)	1,066	—(7)
RMG Acquisition Corp. III, 12/31/27(6)	1,196	—(7)
SilverBox Corp. III, 04/28/28(6)	375	—(7)
Slam Corp. Class A, 12/31/27(6)	709	—(7)
Spark I Acquisition Corp., 11/27/28(6)	2,390	1
Spring Valley Acquisition Corp. II, 02/25/26(6)	1,933	—(7)
Target Global Acquisition I Corp., 12/31/27(6)	1,600	—(7)
XBP Europe Holdings, Inc., 12/31/27(6)	757	—(7)
Zeo Energy Corp., 10/20/26(6)	936	—(7)
		7

	Shares	Value

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(6)	859	$ —(7)
Psyence Biomedical Ltd., 01/25/29(6)	1,097	—(7)
Quantum-Si, Inc., 09/30/27(6)	7,060	1
Tevogen Bio Holdings, Inc., 11/04/26(6)	1,068	—(7)
		1

Industrials—0.0%
Amprius Technologies, Inc., 09/14/27(6)	4,149	1
Bridger Aerospace Group Holdings, Inc., 01/25/28(6)	750	—(7)
Freightos Ltd., 01/23/28(6)	739	—(7)
Getaround, Inc., 03/09/26(6)	179	—(7)
Volato Group, Inc., 12/03/28(6)	2,120	—(7)
		1

Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(6)	6,162	4
LeddarTech Holdings, Inc., 09/21/28(6)	2,213	—(7)
Movella Holdings, Inc., 12/31/27(6)	1,062	—(7)
		4

Total Warrants (Identified Cost $155)		20

	Shares/Units
Special Purpose Acquisition Companies—14.3%
Agriculture & Natural Solutions Acquisition Corp.(6)	18,685	191
Ai Transportation Acquisition Corp.(6)	2,069	21
AIB Acquisition Corp. Class A(6)	1,150	13
Aimei Health Technology Co., Ltd.(6)	3,362	1
Aimei Health Technology Co., Ltd.(6)	3,362	35
Aimfinity Investment Corp. I(6)	1,345	15
Alchemy Investments Acquisition Corp. 1(6)	4,297	46
Alpha Star Acquisition Corp.(6)	3,099	36
AP Acquisition Corp. Class A(6)	8,962	103
Ares Acquisition Corp. II(6)	18,945	202
Bayview Acquisition Corp.(6)	2,923	1
Bayview Acquisition Corp. Class A(6)	2,923	30
See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares/Units	Value
Bite Acquisition Corp.(6)	2,303	$ 24
Black Hawk Acquisition Corp.(6)	609	6
Blue World Acquisition Corp.(6)	1,628	18
Bowen Acquisition Corp.(6)	2,339	25
Bukit Jalil Global Acquisition 1 Ltd.(6)	1,480	—(7)
Bukit Jalil Global Acquisition 1 Ltd.(6)	9,208	98
BurTech Acquisition Corp. Class A(6)	1,165	13
byNordic Acquisition Corp.(6)	1,750	20
Cartesian Growth Corp. II Class A(6)	6,808	77
Cartica Acquisition Corp. Class A(6)	1,293	15
Centurion Acquisition Corp.(6)	1,253	13
CF Acquisition Corp. VII Class A(6)	8,721	96
Churchill Capital Corp. VII Class A(6)	65,235	703
ClimateRock Class A(6)	1,747	20
Colombier Acquisition Corp. II(6)	1,873	19
Compass Digital Acquisition Corp.(6)	2,165	24
CSLM Acquisition Corp.(6)	5,689	64
Direct Selling Acquisition Corp. Class A(6)	2,172	24
Distoken Acquisition Corp.(6)	2,254	24
Dt Cloud Acquisition Corp.(6)	4,567	46
Dt Cloud Acquisition Corp.(6)	4,567	1
ESH Acquisition Corp.(6)	3,862	—(7)
ESH Acquisition Corp. Class A(6)	3,862	40
EVe Mobility Acquisition Corp. Class A(6)	3,012	33
Everest Consolidator Acquisition Corp.(6)	6,589	74
FTAC Emerald Acquisition Corp. Class A(6)	2,723	29
Global Lights Acquisition Corp.(6)	1,783	18
Global Lights Acquisition Corp.(6)	1,871	20
Golden Star Acquisition Corp.(6)	2,398	1
Graf Global Corp.(6)	2,885	29
Haymaker Acquisition Corp. 4(6)	2,928	31
Hennessy Capital Investment Corp. VI Class A(6)	818	9
Horizon Space Acquisition I Corp.(6)	10,778	119
IB Acquisition Corp.(6)	4,303	43
IB Acquisition Corp.(6)	4,303	—(7)
InFinT Acquisition Corp. Class A(6)	5,449	63
Inflection Point Acquisition Corp. II Class A(6)	28,202	299
	Shares/Units	Value
Integrated Rail & Resources Acquisition Corp. Class A(6)	2,064	$ 22
Investcorp Europe Acquisition Corp. I Class A(6)	9,078	103
Investcorp India Acquisition Corp. Class A(6)	17,431	198
Iron Horse Acquisitions Corp.(6)	2,326	23
Iron Horse Acquisitions Corp.(6)	2,326	1
Keen Vision Acquisition Corp.(6)	8,495	90
Legato Merger Corp. III(6)	4,424	45
Metal Sky Star Acquisition Corp.(6)	886	10
Moringa Acquisition Corp. Class A(6)	642	7
Nabors Energy Transition Corp. II Class A(6)	4,538	48
Northern Revival Acquisition Corp. Class A(6)	2,303	25
Oak Woods Acquisition Corp. Class A(6)	2,813	30
OCA Acquisition Corp. Class A(6)	7,103	80
Perception Capital Corp. III Class A(6)	1,209	13
Perception Capital Corp. IV Class A(6)	4,283	49
Plum Acquisition Corp. I Class A(6)	8,198	91
Pyrophyte Acquisition Corp. Class A(6)	4,981	57
Quetta Acquisition Corp.(6)	5,064	52
Quetta Acquisition Corp.(6)	412	—(7)
Rigel Resource Acquisition Corp. Class A(6)	21,296	241
SDCL EDGE Acquisition Corp. Class A(6)	23,918	264
SilverBox Corp. III Class A(6)	1,127	12
Slam Corp. Class A(6)	4,029	45
Spark I Acquisition Corp.(6)	4,780	49
Spring Valley Acquisition Corp. II(6)	3,867	1
TenX Keane Acquisition Class A(6)	2,845	32
TLGY Acquisition Corp. Class A(6)	6,260	72
TMT Acquisition Corp.(6)	2,969	1
TMT Acquisition Corp. Class A(6)	3,930	43
TortoiseEcofin Acquisition Corp. III Class A(6)	20,312	222
Zalatoris Acquisition Corp.(6)	3,001	33
Total Special Purpose Acquisition Companies (Identified Cost $4,558)		4,791

Securities Sold Short—(0.5)%

Common Stocks—(0.5)%
Energy—(0.1)%
Crescent Energy Co. Class A	(2,139)	(26)
Financials—(0.2)%
SouthState Corp.	(621)	(47)
Industrials—(0.0)%
WillScot Mobile Mini Holdings Corp.(6)	(353)	(13)
Information Technology—(0.2)%
Synopsys, Inc.(6)	(128)	(76)
	Shares	Value
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $25)		$ 22

Escrow Notes—2.6%
Financials—2.6%
Altaba, Inc. Escrow(6)	348,047	879
Pershing Square Escrow(6)(8)	7,392	—
		879

Industrials—0.0%
AMR Corp. Escrow(6)(8)	7,668	—
Total Escrow Notes (Identified Cost $490)		879

Total Long-Term Investments—81.9% (Identified Cost $27,155)		27,437

Short-Term Investments—9.7%
Money Market Mutual Funds—9.7%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 5.163%)(9)	2,450,000	2,450
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.211%)(9)	795,578	796
Total Short-Term Investments (Identified Cost $3,246)		3,246

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—91.6% (Identified Cost $30,401)		30,683
See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value
Materials—(0.0)%
Smurfit Kappa Group plc ADR	(68)	$ (3)
Total Securities Sold Short (Identified Proceeds $(165))		(165)

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $21)		(18)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—91.1% (Identified Cost $30,215)		$30,500
Other assets and liabilities, net—8.9%		2,988
NET ASSETS—100.0%		$33,488

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt
Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $2,658 or 7.9% of net assets.
(3)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	This loan will settle after June 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(5)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $4,455.
(6)	Non-income producing.
(7)	Amount is less than $500 (not in thousands).
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	83%
Cayman Islands	11
Virgin Islands (British)	2
Sweden	2
Canada	2
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2024.
Open purchased options contracts as of June 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Cerevel Therapeutics Holdings, Inc.	55	$193	$35.00	12/20/24	$9
SPDR S&P 500® ETF Trust	5	265	530.00	07/19/24	1
SPDR S&P 500® ETF Trust	40	2,160	540.00	07/19/24	12
Total Purchased Options					$22
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of June 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Apartment Income REIT Corp.	(1)	$(4)	$40.00	11/15/24	$(1)
Cerevel Therapeutics Holdings, Inc.	(50)	(225)	45.00	12/20/24	(—) (3)
Crescent Energy Co.	(14)	(18)	12.50	09/20/24	(1)
Endeavor Group Holdings, Inc.	(252)	(680)	27.00	08/16/24	(5)
Endeavor Group Holdings, Inc.	(86)	(232)	27.00	11/15/24	(3)
HashiCorp, Inc.	(36)	(126)	35.00	07/19/24	(1)
Nuvei Corp.	(37)	(129)	35.00	09/20/24	(—) (3)
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Open written options contracts as of June 30, 2024 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
SPDR S&P 500® ETF Trust	(16)	$(888)	$555.00	07/19/24	$(3)
Stericycle, Inc.	(3)	(20)	65.00	08/16/24	(—) (3)
Vizio Holding Corp.	(55)	(61)	11.00	08/16/24	(1)
					(15)
Put Option(2)
SPDR S&P 500® ETF Trust	(26)	(1,365)	525.00	07/19/24	(3)
Total Written Options					$(18)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of June 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	69	USD	76	GS	07/16/24	$—	$(1)
USD	75	EUR	69	GS	07/16/24	1	—
USD	515	JPY	77,901	GS	07/17/24	29	—
USD	842	AUD	1,281	GS	10/29/24	—	(15)
USD	312	SEK	3,334	GS	12/17/24	—	(6)
USD	88	EUR	82	GS	12/18/24	—	— (1)
Total						$30	$(22)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Altium Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/01/25	$799	$47	$47	$—
Bristol-Myers Squibb Co.(3),(4)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/25	—(5)	7	7	—
Brookfield Property Preferred LP	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	02/10/25	9	2	2	—
Darktrace plc	Pay	6.170% (0.850% + OBFR)	1 Month	GS	07/09/25	222	(5)	—	(5)
Darktrace plc	Pay	5.806% (0.490% + OBFR)	3 Month	JPM	08/04/25	434	(4)	—	(4)
DS Smith plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	65	11	11	—
DS Smith plc	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	07/10/25	392	56	56	—
Equitrans Midstream Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	05/29/25	53	(2)	—	(2)
Kindred Group plc	Pay	6.070% (0.750% + OBFR)	1 Month	GS	04/29/25	294	7	7	—
Neoen S.A.	Pay	6.070% (0.750% + OBFR)	1 Month	GS	07/30/25	84	—(5)	—	—(5)
Redrow plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/12/25	129	2	2	—
Shinko Electric Industries Co. Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/12/25	483	(21)	—	(21)
Topdanmark A/S	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/22/25	49	1	1	—
							101	133	(32)
Short Total Return Swap Contracts
Barratt Developments plc	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	03/12/25	(135)	(1)	—	(1)
Chesapeake Energy Corp.	Receive	4.830% ((0.490)% + OBFR)	1 Month	GS	06/04/25	(878)	64	64	—
Chesapeake Energy Corp.	Receive	4.802% ((0.520)% + OBFR)	3 Month	JPM	06/23/25	(85)	8	8	—
Chevron Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	12/18/24	(3,197)	99	99	—
Conocophillips	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(256)	(5)	—	(5)
Crescent Energy Co.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(14)	1	1	—
EQT Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	05/27/25	(841)	40	40	—
EQT Corp.	Receive	5.070% ((0.250)% + OBFR)	3 Month	JPM	06/30/25	(68)	5	5	—
International Paper Co.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(249)	(19)	—	(19)
International Paper Co.	Receive	5.070% ((0.250)% + OBFR)	3 Month	JPM	07/03/25	(261)	(18)	—	(18)
Noble Corp. plc	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/15/25	(5)	—(5)	—	—(5)
Sampo Oyj	Receive	5.050% ((0.270)% + OBFR)	1 Month	GS	07/22/25	(49)	(1)	—	(1)
Schlumberger Ltd.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(563)	(4)	—	(4)
Smurfit Kappa Group plc	Receive	4.570% ((0.750)% + OBFR)	1 Month	GS	10/17/24	(1,005)	(232)	—	(232)
Southstate Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(68)	(3)	—	(3)
Synopsys, Inc.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(114)	(4)	—	(4)
UMB Financial Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(70)	(3)	—	(3)
WillScot Mobile Mini Holdings Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(247)	(6)	—	(6)
							(79)	217	(296)
Total							$22	$350	$(328)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$425	$—	$425	$—
Corporate Bonds and Notes	2,448	—	2,448	—
Leveraged Loans	692	—	692	—
Equity Securities:
Common Stocks	18,145	18,140	3	2(1)
Rights	15	—	4	11
Warrants	20	13	—	7(1)
Special Purpose Acquisition Companies	4,791	4,100	691	—
Escrow Notes	879	—	879	—(1)
Money Market Mutual Funds	3,246	3,246	—	—
Other Financial Instruments:
Purchased Options	22	22	—	—
Forward Foreign Currency Exchange Contracts*	30	—	30	—
Over-the-Counter Total Return Swaps*	350	—	343	7
Total Assets	31,063	25,521	5,515	27
Liabilities:
Securities Sold Short:
Common Stocks	(165)	(165)	—	—
Other Financial Instruments:
Written Options	(18)	(12)	(6)	—
Forward Foreign Currency Exchange Contracts*	(22)	—	(22)	—
Over-the-Counter Total Return Swaps*	(328)	—	(328)	—
Total Liabilities	(533)	(177)	(356)	—
Total Investments, Net of Securities Sold Short and Written Options	$30,530	$25,344	$5,159	$27

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of zero ($0) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Financial Statements

THE MERGER FUND® VL
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$30,683
Cash	919
Cash pledged as collateral for derivatives and securities sold short	1,960
Due from broker	114
Over-the-counter swaps at value	350
Unrealized appreciation on forward foreign currency exchange contracts	30
Receivables
Investment securities sold	537
Dividends and interest	66
Tax reclaims	3
Securities lending income	—(a)
Prepaid Trustees’ retainer	1
Prepaid expenses	2
Other assets	1
Total assets	34,666
Liabilities
Written options at value(2)	18
Securities sold short at value(3)	165
Over-the-counter swaps at value	328
Unrealized depreciation on forward foreign currency exchange contracts	22
Payables
Fund shares repurchased	9
Investment securities purchased	517
Investment advisory fees	27
Administration and accounting fees	3
Transfer agent and sub-transfer agent fees and expenses	—(a)
Professional fees	38
Trustee deferred compensation plan	1
Interest expense and/or commitment fees	—(a)
Other accrued expenses	50
Total liabilities	1,178
Commitments and contingencies (Note 4D)	—
Net Assets	$33,488
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$31,914
Accumulated earnings (loss)	1,574
Net Assets	$33,488
Net Assets:
Class I	$33,488
Shares Outstanding (unlimited number of shares authorized, no par value):
Class I	2,979,710
Net Asset Value and Redemption Price Per Share:(b)
Class I	$11.24
(1) Investment in securities at cost	$30,401
(2) Written options premiums received	$21
(3) Securities sold short proceeds	$165

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

THE MERGER FUND® VL
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2024
($ reported in thousands)
Investment Income
Dividends	$280
Interest	170
Securities lending, net of fees	—(a)
Foreign taxes withheld	—(a)
Total investment income	450
Expenses
Investment advisory fees	213
Administration and accounting fees	21
Transfer agent fees and expenses	—(a)
Custodian fees	2
Printing fees and expenses	14
Professional fees	30
Interest expense and/or commitment fees	—(a)
Trustees’ fees and expenses	2
Miscellaneous expenses	9
Total expenses	291
Dividend and interest expense on securities sold short	31
Total expenses, including dividend and interest expense on securities sold short	322
Less net expenses reimbursed and/or waived by investment adviser(1)	(52)
Net expenses	270
Net investment income (loss)	180
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	461
Securities sold short	(364)
Foreign currency transactions	4
Foreign capital gains tax	3
Forward foreign currency exchange contracts	98
Written options	74
Swaps	231
Capital gain distributions from underlying funds	—(a)
Net change in unrealized appreciation (depreciation) on:
Investments	(596)
Securities sold short	198
Foreign currency transactions	(1)
Forward foreign currency exchange contracts	19
Written options	(16)
Swaps	(50)
Net realized and unrealized gain (loss) on investments	61
Net increase (decrease) in net assets resulting from operations	$241

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

THE MERGER FUND® VL
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$180	$(84)
Net realized gain (loss)	507	815
Net change in unrealized appreciation (depreciation)	(446)	828
Increase (decrease) in net assets resulting from operations	241	1,559
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class I	—	(2,995)
Total dividends and distributions to investors	—	(2,995)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class I (77,501 and 130,137 shares, respectively)	865	1,530
Reinvestment of distributions:
Class I (— and 271,532 shares, respectively)	—	2,995
Shares repurchased and cross class conversions:
Class I ((248,755) and (1,408,273) shares, respectively)	(2,781)	(16,528)
Increase (decrease) in net assets from capital transactions	(1,916)	(12,003)
Net increase (decrease) in net assets	(1,675)	(13,439)
Net Assets
Beginning of period	35,163	48,602
End of Period	$33,488	$35,163
See Notes to Financial Statements

THE MERGER FUND® VL
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)

Class I
1/1/24 to 6/30/24(7)	$11.16	0.06	0.02	0.08	—	—	—	0.08	$11.24	0.72%	$33,488	1.58% (8)	1.89%	1.06%	87%
1/1/23 to 12/31/23	11.69	(0.02)	0.52	0.50	(0.21)	(0.82)	(1.03)	(0.53)	11.16	4.34	35,163	1.59 (8)	1.94	(0.20)	222
1/1/22 to 12/31/22	11.77	(0.02)	0.12	0.10	(0.18)	—	(0.18)	(0.08)	11.69	0.88	48,602	1.49 (8)	1.65	(0.14)	191
1/1/21 to 12/31/21	12.21	(0.07)	0.20	0.13	—	(0.57)	(0.57)	(0.44)	11.77	1.08	54,129	1.51 (8)	1.91	(0.57)	164
1/1/20 to 12/31/20	11.40	(0.02)	0.86	0.84	—	(0.03)	(0.03)	0.81	12.21	7.38	51,753	1.46 (8)	1.91	(0.19)	189
1/1/19 to 12/31/19	11.36	0.06	0.64	0.70	(0.12)	(0.54)	(0.66)	0.04	11.40	6.17	47,963	1.91 (8)(9)	2.43 (9)	0.48	172

Footnote Legend
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(5)	Annualized for periods less than one year.
(6)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(7)	Unaudited.
(8)	Ratios of net expenses excluding dividend expense and interest expense on securities sold short to average net assets were 1.40%.
(9)	The amount for the year ended December 31, 2019 includes 0.05% of legal expenses related to the settlement of an appraisal right.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2024
Note 1. Organization
The Merger Fund® VL (the “Fund”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund was formed on November 22, 2002, and commenced operations on May 26, 2004.
The Fund has a distinct investment objective and is diversified. There is no guarantee that the Fund will achieve its objective. The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts.
The Fund offers Class I shares.
Note 2. Significant Accounting Policies
The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –  prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADR, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Fund invests in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Fund bifurcates that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Short Sales
The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces

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the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.
In addition, in accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend and interest expense on securities sold short” on the Statement of Operations.
H.	Convertible Securities
The Fund may invest a portion of its assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
I.	Private Investment in a Public Equity (“PIPE”) with Special Purpose Acquisition Companies (“SPAC”)
Special purpose acquisition companies (“SPACs”) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity (“PIPE”), including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. PIPEs are valued based upon valuations of the underlying SPACs.
At six months ended June 30, 2024, the Fund had no commitments to purchase when-issued securities through PIPE transactions with SPACs.
J.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
The Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Fund may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and

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June 30, 2024
they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At June 30, 2024, the Fund did not have any securities on loan.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statement of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short.”
During the six months ended June 30, 2024, the Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statement of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss

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June 30, 2024
on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statement of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/ currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the six months ended June 30, 2024, the Fund invested in writing put/call options and buying put/call options for various purposes, including for investment purposes and as a means to hedge other investments.
C.	Swaps
The Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statement of Assets and Liabilities as “Over-the-counter swap at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statement of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statement of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statement of Operations. Swap contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
The Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities;

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June 30, 2024
credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the six months ended June 30, 2024, the Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument. At June 30, 2024, the Fund did not hold swap baskets.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statement of Assets and Liabilities at June 30, 2024:

Statement Line Description	Primary Risk
Asset Derivatives
Purchased options at value(1)	Equity contracts	$22
Over-the-counter swap at value(2)	Equity contracts	350
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	30
Total Assets		$402
Liability Derivatives
Over-the-counter swap at value(2)	Equity contracts	$(328)
Written options at value	Equity contracts	(18)
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	(22)
Total Liabilities		$(368)
(1)	Amount included in Investment in securities at value.
(2)	Represents cumulative appreciation (depreciation) on swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statement of Assets and Liabilities for centrally cleared swap contracts. For OTC swap contracts, the value (including premiums) at June 30, 2024 is shown in the Statement of Assets and Liabilities.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statement of Operations for the six months ended June 30, 2024:
Statement Line Description	Primary Risk
Net Realized Gain (Loss) from
Purchased options(1)	Equity contracts	$(215)
Written options	Equity contracts	74
Forward foreign currency exchange contracts	Foreign currency contracts	98
Swaps	Equity contracts	231
Total		$188
Net Change in Unrealized Appreciation (Depreciation) on
Purchased options(2)	Equity contracts	$105
Written options	Equity contracts	(16)
Forward foreign currency exchange contracts	Foreign currency contracts	19
Swaps	Equity contracts	(50)
Total		$58

(1) Amount included in Net realized gain (loss) on investments.
(2) Amount included in Net change in unrealized appreciation (depreciation) on investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the Fund for the six months ended June 30, 2024.

Purchased Options(1)	$60
Written Options(1)	60
Forward Foreign Currency Exchange Purchase Contracts(2)	81
Forward Foreign Currency Exchange Sale Contracts(2)	1,890
Long Total Return Swap Contracts(2)	4,010
Short Total Return Swap Contracts(2)	5,745
(1) Average premium amount.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
The Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC purchased options, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of June 30, 2024:

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June 30, 2024
At June 30, 2024, the Fund’s derivative assets and liabilities (by type) are as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$30	$22
OTC swaps	350	328
Purchased options	22	—
Written options	—	18
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$402	$368
Derivatives not subject to a MNA or similar agreement	(22)	(18)
Total assets and liabilities subject to a MNA	$380	$350
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of June 30, 2024.

Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Bank Of America Merrill Lynch	$9	$—	$—	$—	$9
Goldman Sachs & Co.	302	(302)	—	—	—
JPMorgan Chase Bank N.A.	69	(22)	—	—	47
Total	$380	$(324)	$—	$—	$56
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co.	328	(302)	—	(26)	—
JPMorgan Chase Bank N.A.	22	(22)	—	—	—
Total	$350	$(324)	$—	$(26)	$—
(1) These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment programs and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser receives a fee at an annual rate of 1.25% of the Fund’s average daily net assets, which is calculated daily and paid monthly.

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June 30, 2024
B.	Subadviser
Westchester Capital Management, LLC (“Subadviser”), is the subadviser to the Fund. The Subadviser manages the investments of the Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitation
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, 1.40% of the Fund’s Class I average daily net assets on an annualized basis, through April 30, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
The exclusions include taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, short dividends and interest expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
	2024	2025	2026	2027	Total
Class I	$ 98	$ 89	$ 143	$ 52	$ 382
During the six months ended June 30, 2024, the Adviser did not recapture any expenses.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. For the six months ended June 30, 2024, the Fund did not incur distribution fees.
F.	Administrator
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Fund.
For the six months ended June 30, 2024, the Fund incurred administration fees totaling $16, which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2024, the Fund did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Fund provides a deferred compensation plan for its Trustees who receive compensation from the Fund. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at June 30, 2024.
I.	Trustee Fee
For the six months ended June 30, 2024, the Funds incurred independent Trustee’s fees totaling $2 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, written options, and short-term securities) during the six months ended June 30, 2024, were as follows:
Purchases	Sales
$25,095	$23,666
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended June 30, 2024.

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 6. 10% Shareholders
As of June 30, 2024, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholder), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts*
2%	3
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain other LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR to replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Fund. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Fund’s organizational documents and in separate agreements between each Trustee and the Fund, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements, and it expects the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2024, the Fund did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, and as amended, the Fund and certain other affiliated funds entered into a $250,000 unsecured line of credit agreement (“Credit Agreement”), with a commercial bank. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of the Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Fed Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
fees paid for the six months ended June 30, 2024, are included in the “interest expense and/or commitment fees” line on the Statement of Operations. The Credit Agreement expires on July 6, 2024. The following funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.Subsequent to the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Fund and certain other affiliated funds.
The Fund had no borrowings at any time during the six months ended June 30, 2024.
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Including purchased options	$ 30,679	$ 336	$ (302)	$ 34
Written options	(21)	6	(3)	3
Short sales	(165)	3	(3)	—
Note 12. Regulatory Matters and Litigation
From time to time, the Fund, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 14. Mixed and Shared Funding
Shares of the Fund are not directly offered to the public. Shares of the Fund are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Fund’s Trustees do not foresee any such differences or disadvantages at this time. However, the Fund’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Fund, or shares of another Fund may be substituted.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

THIS PAGE INTENTIONALLY BLANK.

THE MERGER FUND® VL
One Financial Plaza
Hartford, CT 06103-2608
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-367-5877
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about The Merger Fund® VL,
please contact us at 1-800-367-5877, or visit Virtus.com.
8465	08-24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to item 7a

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to these procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Merger Fund® VL

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/4/24

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 9/4/24

*	Print the name and title of each signing officer under his or her signature.